Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0
Total Fee Amount	0
Total Offset Amount	0
Net Fee	$ 0	[1]

[1]	Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.